Statutory and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Share based compensation	€ 4.5	€ 3.1	€ 3.1
Total Directors' emoluments	13.4	10.7	11.4
Audit services	0.5	0.4	0.4
Audit related services		0.1
Tax advisory services	0.2	0.2	0.5
Total fees	0.7	0.7	0.9
Operating lease charges, principally for aircraft	83.9	82.3	86.1
Parent company
Disclosure of transactions between related parties [line items]
Audit services	1,000.0	1,000.0	1,000.0
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit services	0.1
Audit related services		0.1
Tax advisory services	0.1	0.2	0.2
Total fees	0.2	0.3	0.2
Owned
Disclosure of transactions between related parties [line items]
Depreciation of property, plant and equipment held under finance leases	633.4	548.7	478.7
Held under finance lease
Disclosure of transactions between related parties [line items]
Depreciation of property, plant and equipment held under finance leases	7.1	12.3	18.8
Director
Disclosure of transactions between related parties [line items]
Fees	0.7	0.7	0.6
Share based compensation	1.9	1.5	1.5
Other emoluments	1.8	1.1	2.0
Total Directors' emoluments	€ 4.4	€ 3.3	€ 4.1